Loans Receivable and Allowance for Loan Losses (Details 5) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Information about delinquencies in loan portfolio
30-59 Days Past Due	$ 2,085,000	$ 4,090,000
60-89 Days Past Due	651,000	191,000
>90 Days Past Due	3,732,000	3,176,000
Total Past Due	6,468,000	7,457,000
Current	452,168,000	432,366,000
Total Gross loans	458,636,000	439,823,000
One-to-four family [Member]
Information about delinquencies in loan portfolio
Total Gross loans	419,240,000	398,174,000
Multi-family [Member]
Information about delinquencies in loan portfolio
Total Gross loans	14,990,000	14,084,000
Commercial [Member]
Information about delinquencies in loan portfolio
Total Gross loans	13,671,000	14,844,000
Construction [Member]
Information about delinquencies in loan portfolio
Total Gross loans	937,000	1,380,000
Second mortgage and equity lines of credit [Member]
Information about delinquencies in loan portfolio
Total Gross loans	8,905,000	9,989,000
Passbook or certificate and other loans [Member]
Information about delinquencies in loan portfolio
Total Gross loans	893,000	1,352,000
Real estate loans [Member] | One-to-four family [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due	2,076,000	3,982,000
60-89 Days Past Due	300,000	191,000
>90 Days Past Due	3,693,000	3,124,000
Total Past Due	6,069,000	7,297,000
Current	413,171,000	390,877,000
Total Gross loans	419,240,000	398,174,000
Real estate loans [Member] | Multi-family [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due
60-89 Days Past Due
>90 Days Past Due
Total Past Due
Current	14,990,000	14,084,000
Total Gross loans	14,990,000	14,084,000
Real estate loans [Member] | Commercial [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due
60-89 Days Past Due	251,000
>90 Days Past Due
Total Past Due	251,000
Current	13,420,000	14,844,000
Total Gross loans	13,671,000	14,844,000
Real estate loans [Member] | Construction [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due
60-89 Days Past Due
>90 Days Past Due
Total Past Due
Current	937,000	1,380,000
Total Gross loans	937,000	1,380,000
Consumer and other loans [Member] | Second mortgage and equity lines of credit [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due	9,000	102,000
60-89 Days Past Due	4,000
>90 Days Past Due	39,000	52,000
Total Past Due	52,000	154,000
Current	8,853,000	9,835,000
Total Gross loans	8,905,000	9,989,000
Consumer and other loans [Member] | Passbook or certificate and other loans [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due		6,000
60-89 Days Past Due	96,000
>90 Days Past Due
Total Past Due	96,000	6,000
Current	797,000	1,346,000
Total Gross loans	$ 893,000	$ 1,352,000